Debentures (Narrative) (Details) ₪ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 06, 2022 ILS (₪)	Feb. 26, 2025 ILS (₪) ₪ / shares	Jul. 30, 2021 ILS (₪) ₪ / shares	Jun. 18, 2018	Dec. 31, 2025 ILS (₪) ₪ / shares shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 21, 2024 ILS (₪)	Oct. 10, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ILS (₪) ₪ / shares
Debentures [Line Items]
Debentures | $							$ 924,687	$ 612,012
Equity | $							1,994,938	1,440,934			$ 1,435,957		$ 1,050,034
Series E Debentures [Member]
Debentures [Line Items]
Debentures							0	21,464								₪ 135,000,000
Par value of debenture | ₪ / shares																₪ 1
Debentures interest rate				4.25%
Terms of debentures				The debentures (Series E) were not linked to any index and were repaid in 12 semi-annual payments, each at a rate of 3.5% of the principal amount, and last payment at a rate of 58% that was paid on March 1, 2025.
Series F Debentures [Member]
Debentures [Line Items]
Debentures							$ 173,571	173,887				₪ 335,182,000		₪ 335,870,101	₪ 222,000,000
Terms of debentures					The debentures are not linked to any index and are repayable in 7 annual payments, first six annual payments at a rate of 8% of the debentures' principal and the last payment in September 2026 at a rate of 52% of the debentures' principal. The interest rate of the debentures is 3.45% and are paid twice per year.
Equity					₪ 375,000,000
Maximum ratio between standalone net financial debt and net cap					70.00%		70.00%
Maximum net financial debt					₪ 10,000,000
Minimum ratio of equity to total balance sheet					20.00%		20.00%
Series C Debentures [Member]
Debentures [Line Items]
Debentures	₪ 164,363,000		₪ 367,220,000		₪ 2,652,981	₪ 80,570	$ 155,894	133,056
Par value of debenture | ₪ / shares			₪ 0.1		₪ 1
Debentures interest rate					0.75%
Ordinary shares issued upon conversion of debentures | shares					33,163	895
Terms of debentures					(1) during the period from the date of listing of the series of Series C on the TASE until December 31, 2023, each NIS 90 par value of the debentures (Series C) will be convertible into one ordinary share of the Company; and (2) during the period from January 1, 2024 to August 22, 2028, each NIS 240 par value of Series C will be convertible into one ordinary share of the Company.
Conversion of debentures, Par value | ₪ / shares					₪ 0.1
Equity					₪ 1,250,000,000
Maximum ratio between standalone net financial debt and net cap					65.00%		65.00%
Minimum ratio of equity to total balance sheet					25.00%		25.00%
Description of par value			price of 95.1 agorot per NIS 1 par value
Terms of interest rate					The total interest rate increases will not exceed more than 1.25% above the interest rate which was determined in the first offering report of the debentures.
Amount of consideration for debenture	₪ 155,816,000		₪ 349,226,000
Series D Debentures [Member]
Debentures [Line Items]
Debentures			₪ 385,970,000		₪ 1,176,986,000		$ 335,681	283,605	₪ 200,000,000	₪ 591,016,000
Par value of debenture | ₪ / shares					₪ 1
Debentures interest rate					1.50%
Equity					₪ 1,250,000,000
Maximum ratio between standalone net financial debt and net cap					65.00%		65.00%
Minimum ratio of equity to total balance sheet					25.00%		25.00%
Description of par value			price of 90.8 agorot per NIS 1 par value
Terms of interest rate					The total interest rate increases will not exceed more than 1.25% above the interest rate which was determined in the first offering report of the debentures.
Amount of consideration for debenture			₪ 350,461,000		₪ 671,000,000
Series G Debentures [Member]
Debentures [Line Items]
Debentures		₪ 468,784,000					$ 141,635	0
Par value of debenture | ₪ / shares					₪ 1
Debentures interest rate		5.00%
Description of par value		price of NIS 0.971 per not
Amount of consideration for debenture		₪ 455,189,264,000
Series H Debentures [Member]
Debentures [Line Items]
Debentures		₪ 414,847,000					$ 117,906	$ 0
Par value of debenture | ₪ / shares		₪ 0.1			₪ 1
Debentures interest rate		4.00%
Terms of debentures					(1) during the period from the date of listing of the series H on the TASE until August 31, 2027, each NIS 80 par value of the debentures (Series H) will be convertible into one ordinary share of the Company; and (2) during the period from September 1, 2027 to August 22, 2033, each NIS 1,000 par value of Series H will be convertible into one ordinary share of the Company.
Conversion of debentures, Par value | ₪ / shares					₪ 0.1
Description of par value		price of NIS 1 per note
Amount of consideration for debenture		₪ 414,847,000,000
Series G And H Debentures [Member]
Debentures [Line Items]
Equity					₪ 600,000,000
Maximum ratio between standalone net financial debt and net cap					65.00%		65.00%
Minimum ratio of equity to total balance sheet					28.00%		28.00%
Terms of interest rate					The total interest rate increases will not exceed more than 1% above the interest rate which was determined in the first offering report of the debentures.